SCHEDULE OF ASSUMPTIONS USED TO ESTIMATE THE FAIR VALUES OF THE WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expected term	10 years
Expected volatility	95.00%
Risk free interest rate	3.81%
Expected dividend yield	0.00%
Fair value on the date of grant	$ 2.52	$ 2.38
Warrant [Member]
Expected volatility	95.00%	150.00%
Expected dividend yield	0.00%	0.00%
Fair value on the date of grant	$ 2.52	$ 2.38
Minimum [Member] | Warrant [Member]
Expected term	1 year 6 months	1 year 2 months 12 days
Risk free interest rate	3.60%	4.20%
Fair value on the date of grant	$ 1.44	$ 0.96
Maximum [Member] | Warrant [Member]
Expected term	3 years 8 months 12 days	2 years 4 months 24 days
Risk free interest rate	4.50%	4.40%
Fair value on the date of grant	$ 1.87	$ 1.29